                                 VALIC COMPANY I

              SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 19, 2005

In the section titled "ABOUT THE SERIES COMPANY'S MANAGEMENT", under the heading titled "Investment Sub Advisers" the second paragraph regarding AIG
SunAmerica Asset Management Corp. ("SAAMCo") is deleted and replaced with the following:

         The Large Cap Growth Fund and the Large Capital Growth Fund is managed by a team supervised by John Massey. The Growth & Income Fund is managed by Mr. Massey and Steven A. Neimeth. Mr. Massey, Senior Vice President and Portfolio Manager, has been with SAAMCo since February 2006 and is primarily responsible for the day-to-day management of the Funds. Prior to joining SAAMCo, Mr. Massey was an Associate Director and member of the Large-Cap Growth Team at Bear Sterns Asset Management from 2001 to 2005. From 1998 to 2001, Mr. Massey was a senior analyst covering the healthcare industry with Standard and Poor's Corporation. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SAAMCo as a portfolio manager in April 2004. Prior to joining SAAMCo, Mr. Neimeth was a portfolio manager of The Neuberger Berman Large-Cap Value Fund since 2003. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.


DATED:  MARCH 23, 2006

                                 VALIC COMPANY I

    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 5, 2005


Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, the chart should be supplemented with the following:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       OTHER ACCOUNTS
                                                                                (As of February 28, 2006)
                                                          ------------------------ ------------------------ -----------------------
                                                           Registered Investment      Pooled Investment
                                                                 Companies                Vehicles               Other Accounts
                                                          ------------------------ ------------------------ -----------------------
                      Advisers/                            No. of       Assets      No. of       Assets      No. of        Assets
    Portfolio        Sub-adviser     Portfolio Managers   Accounts   ($millions)   Accounts   ($millions)   Accounts    ($millions)
------------------ ---------------- --------------------- ---------- ------------- ---------- ------------- ---------- ------------
Large Cap          SAAMCo           Massey, John              5         475.8         --           --          --           --
Growth Fund
------------------ ---------------- --------------------- ---------- ------------- ---------- ------------- ---------- ------------
Large Capital      SAAMCo           Massey, John              5         475.8         --           --          --           --
Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------


DATED:  MARCH 23, 2006